EATON VANCE MUNICIPALS TRUST The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust (the “Registrant”) (1933 Act File No. 33-572) certifies (a) that the forms of prospectus and statement of additional information dated February 1, 2007 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 109 (“Amendment No. 109”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 109 was filed electronically with the Commission (Accession No. 0000940394-07-000119) on January 30, 2007.

Eaton Vance National Municipals Fund
EATON VANCE MUNICIPALS TRUST
By:	/s/ Alan R. Dynner
Alan R. Dynner
Secretary

Dated: February 2, 2007